                                GJMB GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                June 9, 2003
                          As amended December 1, 2003

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the GJMB Growth Fund dated June 9, 2003. This SAI incorporates by reference the Fund's annual report to shareholders for the fiscal year ended December 31, 2002. A free copy of the Prospectus or the annual report can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (888) 912-4562.

                                TABLE OF CONTENTS


                                                                            Page


DESCRIPTION OF THE TRUST AND THE FUND..........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........3

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................7

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................11

DETERMINATION OF SHARE PRICE..................................................13

INVESTMENT PERFORMANCE........................................................14

STATUS AND TAXATION OF THE FUND...............................................16

CUSTODIAN.....................................................................18

FUND SERVICES.................................................................18

ACCOUNTANTS...................................................................19

DISTRIBUTOR...................................................................19

FINANCIAL STATEMENTS..........................................................19

DESCRIPTION OF THE TRUST AND THE FUND

     The GJMB Growth Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002 and commenced operations on January 3, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Gamble, Jones Morphy & Bent (the "Advisor").

     On January 3, 2003, the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

     As of March 31, 2003, the following persons may be deemed to beneficially own five percent (5%) or more of the Predecessor Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94102 - 96.11%.

     As of March 31, 2003, Charles Schwab & Co. may be deemed to control the Fund as a result of its beneficial ownership of the shares of the Predecessor Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Advisor.

     As of March 31, 2003, the Trustees and officers as a group beneficially owned less than 1% of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.


      ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains additional information about the investments the Fund may make and some of the techniques it may use.

     A. EQUITY SECURITIES. The Fund may invest in equity securities, which include common stock, preferred stock, and common stock equivalents (such as convertible preferred stock and convertible debentures, rights, and warrants), American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDR"), Global Depositary Receipts ("GDRs"), and investment companies which invest primarily in the above. Common stock, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Fund will not invest more than 5% of its net assets at the time of purchase in rights, warrants or convertible stock. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate. The Fund may invest up to 5% of its net assets in each of the following: convertible preferred stock; rights; and warrants. The Fund will only invest in those convertible preferred stocks rated A or better by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Services, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Advisor.

     The Fund may invest in foreign companies by purchasing ADRs, EDRs, GDRs and index products like World Equity Benchmark Shares ("WEBS"). ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) index. The Fund will not invest in foreign companies located in undeveloped or emerging markets.

     To the extent the Fund invests in ADRs, EDRs, GDRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

     Equity securities also include SPDRs (S&P Depositary Receipts, known as "Spiders"), DIAMONDS, QQQs and a number of other exchange traded funds. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQs trade on the American Stock Exchange under the symbol QQQ. The Fund may also invest in a variety of other exchange traded funds, including, but not limited to, iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector. Additionally, the Fund may invest in new exchange traded shares as they become available.

     B. AMERICAN DEPOSITARY RECEIPTS. The Fund may invest up to 15% of its assets in ADRs. An ADR is a certificate evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

INVESTMENT LIMITATIONS

     Fundamental.  The investment  limitations described below have been adopted
     -----------
by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1.  BORROWING  MONEY.  The Fund will not borrow money,  except from:  (a) a
         ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.  SENIOR  SECURITIES.  The Fund will not issue  senior  securities.  This
         ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. UNDERWRITING.  The Fund will not act as underwriter of securities issued
        ------------
by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL  ESTATE.  The Fund will not  purchase  or sell  real  estate.  This
        ------------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5.  COMMODITIES.  The Fund will not  purchase  or sell  commodities  unless
         -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS.  The Fund will not make loans to other  persons,  except:  (a) by
        -----
loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION.  The Fund will not invest 25% or more of its total assets
        -------------
in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental.  The following  limitations have been adopted by the Trust
     ---------------
with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1.  PLEDGING.  The Fund will not mortgage,  pledge,  hypothecate  or in any
         --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  BORROWING.  The Fund will not engage in  borrowing  (including  reverse
         ---------
repurchase agreements).

     3. MARGIN PURCHASES.  The Fund will not purchase securities or evidences of
        ----------------
interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. SHORT SALES. The Fund will not effect short sales of securities.
        -----------

     5.  OPTIONS.  The Fund will not  purchase or sell puts,  calls,  options or
         -------
straddles, except as described in the Prospectus and the Statement of Additional Information.

     6. ILLIQUID SECURITIES. The Fund will not purchase illiquid securities
        -------------------
which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.


THE INVESTMENT ADVISOR

     The Fund's investment advisor is Gamble, Jones, Morphy & Bent. The Advisor is a corporation organized in the state of California in 1990, and is the business successor to a firm registered as an investment advisor since 1956. Thomas S. Jones, President, and Christopher E. Morphy, Executive Vice-President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person Trustees, extraordinary expenses and Rule 12b-1 expenses, if any. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2002, fiscal period July 1, 2001 through December 31, 2001 and for the twelve months ended June 30, 2001, the Predecessor Fund paid advisory fees of $140,601, $72,498 and $159,690, respectively. The Advisor has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through October 31, 2004.

     The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on December 18, 2002.

     The Trust's Board of Trustees considered the factors described below prior to approving the Agreement. On behalf of the Board, legal counsel to the Trust requested that the Advisor provide the Board with copies of the Advisor's most recent financial statements, a description of the Advisor's business and any personnel changes, a description of the compensation received by the Advisor from the Predecessor Fund, as compared to advisory fees paid by the Advisor's other advisory clients, a comparison of the Predecessor Fund's total expenses to the expenses incurred by comparable mutual funds, information relating to the

Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The materials prepared by the Advisor were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with the Predecessor Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of September 30, 2002, and the Predecessor Fund's annual total returns for the one, five and ten years ended December 31, 2001, to the extent available, as compared to an appropriate broad-based securities index.

     At the meeting, counsel to the Trust reviewed the fee proposed to be paid to the Advisor, and the Advisor's agreement to reimburse the expenses and fees of the Independent Trustees incurred by the Fund through October 31, 2003. The Trustees reviewed the Predecessor Fund's performance for the one year and three years ended November 30, 2002. Mr. Hippenstiel stated that the Advisor has been a long-time Advisor to the Predecessor Fund and that the Advisor was a solid money manager. He also noted that the performance of the Predecessor Fund exceeded the performance of the S&P 500 by 500 basis points.

     As a result of their considerations, the Trustees determined that the proposed Agreement was in the best interests of the Fund and its shareholders.

     The Advisor retains the right to use the name "GJMB" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "GJMB" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.


TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                                                                                   Number of Portfolios
            Name, Age and Address       Position(s) Held with the Fund                               in Fund Complex1
                                                   Complex1               Length of Time Served     Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Gary E. Hippenstiel                         Trustee                 Trustee of Unified              27
        600 Jefferson Street                                                Series Trust since
        Suite 350                                                             December 2002,
        Houston, TX  77002                                                   AmeriPrime Funds
                                                                              since 1995 and
        Year of Birth:  1947                                               AmeriPrime Advisors
                                                                          Trust since July 2002
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Director,  Vice President and Chief Investment Officer of Legacy                       None
        Trust Company since 1992.
        ----------------------------------------------------------------- ------------------------------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                        Position(s) Held with the Fund    Length of Time Served Number of Portfolios in
            Name, Age and Address                  Complex1                                            Fund Complex1
                                                                                                    Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Stephen A. Little                           Trustee                 Trustee of Unified              27
        3647 Totem Lane                                                      Series Trust and
        Indianapolis, IN 46208                                               AmeriPrime Funds
        Year of Birth:  1946                                               since December 2002
                                                                              and AmeriPrime
                                                                           Advisors Trust since
                                  November 2002
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        President and founder,  The Rose, Inc., a registered  investment                       None
        advisor, since April 1993.
        ----------------------------------------------------------------- ------------------------------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                        Position(s) Held with the Fund     Number of Portfolios
            Name, Age and Address                  Complex1               Length of Time Served      in Fund Complex1
                                                                                                    Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Daniel Condon                               Trustee                 Trustee of Unified              27
        2385 The Woods Lane                                                  Series Trust and
        Lexington, KY 40502                                                  AmeriPrime Funds
                                                                           since December 2002
        Year of Birth:  1950                                                  and AmeriPrime
                                                                           Advisors Trust since
                                                                              November 2002
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Vice President and General Manager, International Crankshaft None Inc.,
        an automotive equipment manufacturing company, 1990 to present; Trustee,
        The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
        ----------------------------------------------------------------- ------------------------------------------------
         (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime
             Advisors Trust and the Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The Trust was recently established in December 2002, and as a result the Valuation Committee held no meetings during the year ended December 31, 2002.

     The Trust's Audit Committee consists of Messrs. Little, Condon, and Hippenstiel. The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The Trust was recently established in December 2002, and as a result the Audit Committee held no meetings during the year ended December 31, 2002

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

        ----------------------------- ----------------------------------- ------------------------- ----------------------
                                                                                                    Number of Portfolios
           Name, Age and Address        Position(s) Held with the Fund     Length of Time Served      in Fund Complex1
                                                   Complex1                                          Overseen by Trustee
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        Timothy Ashburn(2)             President, Secretary and Trustee   President and Secretary            27
        1104 Buttonwood Court                                               since October 2002;
        ---------------------
        Lexington, KY  40515                                                 Trustee of Unified
        --------------------
                                                                             Series Trust since
        Year of Birth: 1950                                                    October 2002,
                                                                            AmeriPrime Advisors
                                                                            Trust since November
                                                                            2002 and AmeriPrime
                                                                            Funds since December
                                                                                    2002
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Chairman  of Unified  Financial  Services,  Inc.  since 1989 and    Chairman, Unified Financial Services, Inc.
        Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                    since 1989
        2002;  President of Unified  Financial  Services  from  November   Director, Unified Financial Securities, Inc.
        1997 to April 2000.                                                                 since 1990,
                                                                            Director, Unified Fund Services, Inc. since
                                                                                          November 2002.
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
                                                                                                    Number of Portfolios
           Name, Age and Address        Position(s) Held with the Fund     Length of Time Served      in Fund Complex1
                                                   Complex1                                          Overseen by Trustee
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        Ronald C. Tritschler(3)                    Trustee                   Trustee of Unified              27
        2361 Old Hickory Lane                                                 Series Trust and
        Lexington, KY 40515                                                AmeriPrime Funds since
                                                                             December 2002 and
        Year of Birth:  1952                                                AmeriPrime Advisors
                                                                            Trust since November
                                                                                    2002
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Chief Executive Officer,  Director and legal counsel of The Webb                       None
        Companies,   a  national  real  estate  company,  from  2001  to
        present;  Executive  Vice  President  and  Director  of The Webb
        Companies from 1990 to 2000; Director,  The Lexington Bank, from
        1998 to present;  Director, Vice President and legal counsel for
        The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
                                        Position(s) Held with the Fund     Length of Time Served Number of Portfolios
           Name, Age and Address                   Complex1                                           in Fund Complex1
                                                                                                     Overseen by Trustee
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        Thomas G. Napurano              Treasurer and Chief Financial     Since December 2002 for            N/A
        2424 Harrodsburg Road                      Officer                 Unified Series Trust;
        Lexington, KY  40503                                               since October 2002 for
                                                                            AmeriPrime Funds and
        Year of Birth:  1941                                                AmeriPrime Advisors
                                                                                   Trust
        ----------------------------- ----------------------------------- ------------------------- ----------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Chief Financial  Officer and Executive Vice President of Unified                        N/A
        Financial  Services,  Inc.,  the parent  company of the  Trust's administrator and principal underwriter;  member of the board of directors  of  Unified  Financial  Services,  Inc.  from 1989 to
        March 2002.
        ----------------------------------------------------------------- ------------------------------------------------

        ------------------------------ ---------------------------------- ----------------------- ------------------------
                                                                                                   Number of Portfolios
            Name, Age and Address              Position(s) Held           Length of Time Served      in Fund Complex(1)
                                                  with Trust                                        Overseen by Trustee
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        Carol Highsmith                       Assistant Secretary          Since November 2002              N/A
        431 N. Pennsylvania St.                                             for Unified Series
        Indianapolis, IN 46204                                             Trust and AmeriPrime
                                                                          Advisors Trust; since
        Year of Birth:  1964                                                December 2002 for
                                                                             AmeriPrime Funds
        ------------------------------ ---------------------------------- ----------------------- ------------------------
        ----------------------------------------------------------------- ------------------------------------------------
                   Principal Occupations During Past 5 Years                         Other Directorships Held
        ----------------------------------------------------------------- ------------------------------------------------
        ----------------------------------------------------------------- ------------------------------------------------
        Vice President, Compliance of United Fund Services, Inc.                               None
        (November 1994 to present):  Vice President and Asst.  Secretary of Lindbergh Funds.

        ----------------------------------------------------------------- ------------------------------------------------

(1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
    Trust and the Trust.
(2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is a director of Unified Financial Securities, Inc., the distributor for the Fund.
(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he owns securities of Unified Financial Services, Inc., the parent corporation of Unified Financial Securities, Inc., which is the distributor for the Fund.

     The following table provides information regarding shares of the Predecessor Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, 2002.


        ====================================== ================================== =========================================
                                                                                  Aggregate Dollar Range of Shares of All
                                                                                       Funds Within the Fund Complex(1)
                       Trustee                 Dollar Range of Predecessor Fund
                                                            Shares
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Gary E. Hippenstiel                                  None                               $1 - $10,000
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Timothy L. Ashburn                                   None                                   None
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Ronald Tritschler                                    None                                   None
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Stephen Little                                       None                                   None
        -------------------------------------- ---------------------------------- -----------------------------------------
        -------------------------------------- ---------------------------------- -----------------------------------------
        Daniel Condon                                        None                                   None
        ====================================== ================================== =========================================

      (1) The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime
          Advisors Trust and the Trust.


     The Trust has not yet completed its first full fiscal year. An estimate of the compensation to be paid to the Trustees of the Trust for the Fund's fiscal year ended December 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust incurs its pro rata share of expenses based on the number of series in the Trust.

=============================== ===================== ==================== =================== =====================
                                                          Pension or
                                     Aggregate            Retirement        Estimated Annual    Total Compensation
                                    Compensation       Benefits Accrued      Benefits Upon     from Trust and Fund
     Independent Trustees           from Trust*         As Part of Fund        Retirement            Complex
                                                           Expenses
------------------------------- --------------------- -------------------- ------------------- ---------------------

Gary E. Hippenstiel, Trustee           $6,667                 $0                   $0                $20,000
------------------------------- --------------------- -------------------- ------------------- ---------------------

------------------------------- --------------------- -------------------- ------------------- ---------------------

------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Stephen A. Little, Trustee             $4,333                 $0                   $0                $13,000
------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Daniel Condon, Trustee                 $4,333                 $0                   $0                $13,000

------------------------------- --------------------- -------------------- ------------------- ---------------------
=============================== ===================== ==================== =================== =====================
                                                          Pension or
                                     Aggregate            Retirement        Estimated Annual    Total Compensation
 Non-Independent Trustees and       Compensation       Benefits Accrued      Benefits Upon     from Trust and Fund
           Officers                 from Trust*         As Part of Fund        Retirement            Complex
                                                           Expenses
------------------------------- --------------------- -------------------- ------------------- ---------------------

Timothy L. Ashburn, Trustee,           $3,667                 $0                   $0                $11,000
President and Secretary
------------------------------- --------------------- -------------------- ------------------- ---------------------

Ronald C. Tritschler, Trustee          $3,667                 $0                   $0                $11,000
------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Thomas G. Napurano, CFO and            $3,333                 $0                   $0                $10,000
Treasurer
------------------------------- --------------------- -------------------- ------------------- ---------------------
------------------------------- --------------------- -------------------- ------------------- ---------------------

Carol J. Highsmith, Assistant           $667                  $0                   $0                 $2,000
Secretary
=============================== ===================== ==================== =================== =====================

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal period July 1, 2001 (commencement of the Predecessor Fund's new fiscal year) through December 31, 2001, no brokerage transactions were directed by the Predecessor Fund to any brokers because of research services provided by the broker.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When the Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.

     For the fiscal year ended December 31, 2002 and for the fiscal period July 1, 2001 through December 31, 2001, for the twelve months ended June 30, 2002, the Predecessor Fund paid brokerage commissions of $23,714.50, $8,150, $12,804, respectively.

     The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

                          DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.


REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.


INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVD

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions) n = number of years
                  ATVD              ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P(1+T)n=ATVDR

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on
                                    distributions and redemption)
                  n        =        number of years
                  ATVDR             ending value at the end of the applicable
                                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the Predecessor Fund's performance:

       ----------------------------------------------- ----------------------------- ---------------------------------------
                                                          One Year Period ended             Period December 31, 1998
       GJMB Growth Fund                                     December 31, 2002         (commencement of operations) through
                                                                                               December 31, 2002
       ----------------------------------------------- ----------------------------- ---------------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------------
       Average Annual Total Return                               -14.70%                             -3.61%
       ----------------------------------------------- ----------------------------- ---------------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------------
       Average Annual Total Return After Taxes on
       Distributions                                             -14.70%                             -3.88%
       ----------------------------------------------- ----------------------------- ---------------------------------------
       ----------------------------------------------- ----------------------------- ---------------------------------------
       Average Annual Total Return After Taxes on
       Distributions and Redemption                               -8.95%                             -2.85%
       ----------------------------------------------- ----------------------------- ---------------------------------------

     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");

o    Diversify its investments in securities  within certain  statutory  limits;
     and

o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

    The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. For the fiscal year ended December 31, 2002 had loss carryforward totaling $2,596,647, of which $41,955 expire June 30, 2009, $446,293 expires December 31, 2009 and $2,108,399 expire in 2010.

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Timothy L. Ashburn, a Trustee, and certain officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to a minimum monthly fee of $1250) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal period July 1, 2001 through December 31, 2001, and for the twelve months ended June 30, 2002, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, the Advisor paid fees of $10,332, $19,302, $15,000 and $5,700, respectively, on behalf of the Predecessor Fund to Unified for these fund accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal year period July 1, 2001 through December 31, 2002, for the twelve months ended June 30, 2002, 2001 and 2000, and for the period December 31, 1998 (commencement of operations) through June 30, 1999, Unified received $15,637, $19,991, $30,000 and $15,000 from the Advisor (not the Predecessor Fund) for these administrative services.

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending December 31, 2003. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy L. Ashburn, (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund's annual report to shareholders for the fiscal year ended December 31, 2002. You can obtain the annual report and without charge by calling the Fund at (888) 912-4562.